Operating Leases (Details) - Schedule of supplemental balance sheet information - Wolo [Member]	Sep. 30, 2021 USD ($)
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 153,663
Accumulated amortization	87,393
Net balance	66,270
Lease liability, current portion	67,111
Lease liability, long term
Total operating lease liabilities	$ 67,111
Weighted Average Remaining Lease Term – operating leases	10 months
Weighted Average Discount Rate – operating leases	6.00%